Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Domestic	$ 579	$ 491
Foreign (Israel)	337	986
Current Income Tax Expense (Benefit)	$ 916	$ 1,477